CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 2,388	$ 2,085
Inventories		$ 29	65
Other receivables, net			1,455
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party
Prepayment for vehicle purchase and other current assets, net		$ 557	597
TOTAL CURRENT ASSETS		2,974	4,202
Long-term investment		393
Property and equipment, net		310	403
Goodwill			38,201
Intangible assets, net		20,713	24,438
Operating lease right-of-use assets		255	389
TOTAL NON-CURRENT ASSETS		21,671	63,431
TOTAL ASSETS		24,645	67,633
CURRENT LIABILITIES:
Contract liabilities		77
Short-term operating lease liabilities		141	126
Convertible notes		635	2,392
Income tax payable		68	764
Warrant liability		22	232
Payable for sales incentive		0	417
Accrued expenses and other current liabilities		7,750	8,903
TOTAL CURRENT LIABILITIES		9,048	15,115
Long-term operating lease liabilities		90	238
Deferred tax liabilities		2,333	3,263
TOTAL LIABILITIES		11,471	18,616
COMMITMENT AND CONTINGENCIES
EQUITY
Additional paid-in capital		406,344	399,117
Subscription receivable		(17,900)	(17,900)
Statutory reserve		8	8
Accumulated deficit		(377,543)	(336,571)
Accumulated other comprehensive income		1,963	890
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		13,173	45,583
Non-controlling interests		1	3,434
TOTAL EQUITY		13,174	49,017
TOTAL LIABILITIES AND EQUITY		24,645	67,633
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	247	37
Class B Ordinary Shares
EQUITY
Ordinary shares		50
Series D convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	1
Series F convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	1
Series G Preferred Stock
EQUITY
Preferred Stock, Value, Issued		1
Series H Preferred shares
EQUITY
Preferred Stock, Value, Issued		1
Related Party
CURRENT ASSETS:
Other receivables, net			1,455
CURRENT LIABILITIES:
Accounts payable		$ 355	2,187
Nonrelated Party
CURRENT LIABILITIES:
Accounts payable			$ 94

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023 and a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024. (Note 1)